SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues from external customers	$ 17,115,270	$ 13,383,604
Revenues from transactions with other operating segments of the Company	716,000	769,000
Interest expense	228,139	259,142
Stock based compensation	846,705	398,090
Change in fair value of derivative liability		360,922
Depreciation and amortization	845,137	766,977
Net (loss) profit	(4,280,828)	(3,222,146)
Capital Expenditures	245,112	523,596
Identifiable assets	14,250,468	12,822,466
Income tax (benefit)	18,948	(150,183)
DSS Printing [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,640,000	4,009,000
Revenues from transactions with other operating segments of the Company	625,000	769,000
Interest expense		8,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	95,000	141,000
Net (loss) profit	(207,000)	(1,636,000)
Capital Expenditures		15,000
Identifiable assets	2,146,000	1,459,000
Income tax (benefit)
DSS Plastics [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,966,000	2,769,000
Revenues from transactions with other operating segments of the Company
Interest expense		17,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	187,000	226,000
Net (loss) profit	(60,000)	(126,000)
Capital Expenditures	68,000	307,000
Identifiable assets	1,951,000	2,106,000
Income tax (benefit)
DSS Packaging [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	9,428,000	5,940,000
Revenues from transactions with other operating segments of the Company	91,000
Interest expense	151,000	116,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	415,000	360,000
Net (loss) profit	431,000	92,000
Capital Expenditures	28,000	1,552,000
Identifiable assets	7,189,000	7,381,000
Income tax (benefit)
DSS Digital [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,081,000	666,000
Revenues from transactions with other operating segments of the Company
Interest expense	8,000	13,000
Stock based compensation
Change in fair value of derivative liability
Depreciation and amortization	86,000	23,000
Net (loss) profit	(354,000)	(34,000)
Capital Expenditures	129,000
Identifiable assets	1,036,000	872,000
Income tax (benefit)
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues from external customers
Revenues from transactions with other operating segments of the Company
Interest expense	69,000	105,000
Stock based compensation	847,000	399,000
Change in fair value of derivative liability		361,000
Depreciation and amortization	62,000	17,000
Net (loss) profit	(4,091,000)	(1,518,000)
Capital Expenditures	20,000	72,000
Identifiable assets	1,928,000	1,004,000
Income tax (benefit)	$ 19,000	$ (150,000)